SEGALL BRYANT & HAMILL TRUST

FILED VIA EDGAR

March 19, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Segall Bryant & Hamill Trust

File No. 811-03373

Ladies and Gentlemen:

On behalf of Segall Bryant & Hamill Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on February 28, 2019 (accession number 0001398344-19-003631).

Please contact the undersigned at (303) 312-5009 if you have any questions concerning this filing.

Very truly yours,

/s/ Derek W. Smith

Derek W. Smith

Secretary